Concentration and Risks	12 Months Ended
Dec. 31, 2019
Concentration and Risks
Concentration and Risks

3. Concentration and Risks

(a) Foreign currency exchange rate risk

In July 2005, the PRC government changed its decades-old policy of pegging the value of RMB to USD and RMB appreciated more than 20% against the USD over the following three years. Between July 2008 and June 2010, this appreciation halted and the exchange rate between RMB and USD remained within a narrow band. Since June 2010, RMB has fluctuated against USD, at times significantly and unpredictably. The appreciation of the RMB against the US$ was approximately 5.8% between December 31, 2016 and 2017. The depreciation of the RMB against the US$ was approximately 5.0% between December 31, 2017 and 2018. The depreciation of the RMB against the US$ was approximately 1.6% between December 31, 2018 and 2019. It is difficult to predict how market forces or the PRC or U.S. government policy may impact the exchange rate between the RMB and the USD in the future.

(b) Credit and concentration risk

The Group’s credit risk primarily arises from cash, cash equivalents and restricted cash, trade receivables, receivables from online payment platforms, term deposits and short-term investments. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group places its cash, cash equivalents and restricted cash, term deposits and short-term investments in the reputable financial institutions with high credit quality.

Trade receivables are typically unsecured and are derived from revenue earned directly from customers. No single customer represented 10% or more of the Group’s revenues for the years ended December 31, 2017, 2018 and 2019. The Group establishes allowance for doubtful accounts primarily based on the aging of the receivables and factors surrounding the credit risk of specific third-party customers. The Group has not experienced any significant recoverability issue with respect to its trade receivables.